Subsequent Events (unaudited) -New Humacyte (Details)			6 Months Ended
	Aug. 27, 2021 USD ($) tranche $ / shares shares	Aug. 26, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Mar. 15, 2006 shares
Subsequent Event [Line Items]
Cash and cash equivalents | $			$ 383,400	$ 1,094,761
Aggregate purchase price for number of shares issued to investor | $				25,000
New Humacyte
Subsequent Event [Line Items]
Number of shares issued to investor | shares			287,704
New Humacyte | Tranche two
Subsequent Event [Line Items]
Number of shares issued to investor | shares			6,405,130
Humacyte, Inc.
Subsequent Event [Line Items]
Net proceeds from the Merger | $			$ 223,500,000
Cash and cash equivalents | $			$ 28,969,000	$ 39,929,000		$ 93,713,000
Common stock, par value | $ / shares			$ 0.001	$ 0.001		$ 0.001
Number of shares issued to investor | shares			2,500,000
Warrants to purchase shares of New Humacyte's common stock | shares					1,095,616			125,520
Options to purchase shares of New Humacyte's common stock | shares			24,831,266	18,330,574		19,880,073	21,473,871
Subsequent event
Subsequent Event [Line Items]
Aggregate purchase price for number of shares issued to investor | $		$ 175,000,000
Contingent consideration liability | $	$ 147,700,000
Estimated fair value of contingent consideration shares | $	$ 15,000,000
Subsequent event | Tranche one
Subsequent Event [Line Items]
Volume-weighted average closing sale price | $ / shares	$ 15.00
Subsequent event | Tranche two
Subsequent Event [Line Items]
Volume-weighted average closing sale price | $ / shares	$ 20.00
Subsequent event | New Humacyte
Subsequent Event [Line Items]
Options to purchase shares of New Humacyte's common stock | shares	15,000,000
Contingent consideration (in shares) | shares	7,500,000
Number of equal tranches | tranche	2